Inventories - net	12 Months Ended
Jun. 30, 2016
Inventory Disclosure [Abstract]
Inventories - net
3.	Inventories – net

The components of inventories include the following:

	June 30, 2016	June 30, 2015

Raw materials	$1,791,791	$1,730,153
Work in process	1,269,539	919,444
Finished goods	1,171,343	812,643
Reserve for obsolescence	(395,864)	(280,863)
	$3,836,809	$3,181,377

During fiscal 2016 and 2015, the Company evaluated all reserved items and disposed of $24,590 and $85,261, respectively, of inventory parts and wrote them off against the reserve for obsolescence.

The value of tooling in raw materials was approximately $1.16 million at June 30, 2016 and approximately $1.06 million at June 30, 2015.